UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment           [X]; Amendment Number:  1
This Amendment (Check only one.): [ ] is a restatement.
                                  [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Kingdon Capital Management, L.L.C.
Address:    152 West 57th Street
            New York, New York 10019

13F File Number: 028-04575

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    William Walsh
Title:   Chief Financial Officer
Phone:   (212) 333-0100

Signature, Place, and Date of Signing:

 /s/ William Walsh                New York, New York         June 14, 2012
------------------               -------------------        --------------
    (Signature)                   (City, State)              (Date)

Report Type (Check only one.):

[X]   13F HOLDINGS REPORT.

[ ]   13F NOTICE.

[ ]   13F COMBINATION REPORT.


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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        3

Form 13F Information Table Entry Total:   7

Form 13F Information Table Value Total:   48,215 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.      13F File Number         Name

1.       028-10584               Kingdon Associates
2.       028-13996               M. Kingdon Offshore Master Fund L.P.
3.       028-10842               Kingdon Family Partnership, L.P.

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

COLUMN 1                       COLUMN 2           COLUMN 3   COLUMN 4     COLUMN 5         COLUMN 6        COLUMN 7    COLUMN 8

                                                             VALUE     SHS OR    SH/ PUT/  INVESTMENT      OTHER   VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS     CUSIP      (x$1000)  PRN AMT   PRN CALL  DISCRETION      MGRS   SOLE   SHARED NONE
K V PHARMACEUTICAL CO          NOTE  2.500% 5/1   482740AC1   6,267   24,750,000 PRN       Shared-Defined  1/2/3  24,750,000
LIBERTY MEDIA CORP             DEB   4.000%11/1   530715AG6   5,669   10,000,000 PRN       Shared-Defined  1/2/3  10,000,000
LIBERTY MEDIA CORP             DEB   3.250% 3/1   530715AR2   7,013    8,000,000 PRN       Shared-Defined  1/2/3   8,000,000
MGM RESORTS INTERNATIONAL      NOTE  4.250% 4/1   55303QAE0  16,975   16,000,000 PRN       Shared-Defined  1/2/3  16,000,000
MEDIVATION INC                 NOTE  2.625% 4/0   58501NAA9   2,631    2,500,000 PRN       Shared-Defined  1/2/3   2,500,000
SOLARFUN POWER HOLDINGS CO L   NOTE  3.500% 1/1   83415UAB4   6,380    9,500,000 PRN       Shared-Defined  1/2/3   9,500,000
SUNPOWER CORP                  DBCV  4.750% 4/1   867652AC3   3,280    3,500,000 PRN       Shared-Defined  1/2/3   3,500,000
